Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0001815021
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39547
Entity Registrant Name	BOQII HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1203, 12th Floor, Building T1, Smart CloudNo. 1, Lane 235, Yubei Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201204
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share
Trading Symbol	BQ
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Boqii Holding Limited and its subsidiaries (the “Company”) as of March 31, 2025 and 2026, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows, for each of the three years in the period ended March 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of March 31, 2025 and 2026, and the consolidated results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1203, 12th Floor, Building T1, Smart CloudNo. 1, Lane 235, Yubei Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201204
Entity Address, Country	CN
Contact Personnel Name	Yingzhi (Lisa) Tang
City Area Code	+86
Local Phone Number	21-6109-6226
Contact Personnel Email Address	lisa@boqii.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,298,128
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	81,486
Class C Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	500,000